Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net
Composition:

	Goodwill	Software	Others	Total
	$ Thousands
Cost
Balance as at January 1, 2018	21,914	1,153	509	23,576
Acquisitions – self development	—	162	—	162
Translation differences	(34)	(67)	(55)	(156)
Balance as at December 31, 2018	21,880	1,248	454	23,582

Amortization and impairment
Balance as at January 1, 2018	21,455	445	35	21,935
Amortization for the year	94	107	182	383
Translation differences	(4)	(28)	(10)	(42)
Balance as at December 31, 2018	21,545	524	207	22,276

Carrying value
As at January 1, 2018	459	708	474	1,641
As at December 31, 2018	335	724	247	1,306

	Goodwill	Concessions licenses	Customer relationships	Software	Others	Total
	$ Thousands
Cost
Balance as at January 1, 2017	117,550	189,351	41,074	1,771	83,897	433,643
Acquisitions as part of business combinations	296	-	-	195	-	491
Acquisitions – self development	-	-	-	179	10,280	10,459
Disposals	-	-	-	-	(82)	(82)
Sale of subsidiaries	(97,167)	(189,351)	(41,074)	(1,066)	(93,842)	(422,500)
Translation differences	1,235	-	-	74	256	1,565
Balance as at December 31, 2017	21,914	-	-	1,153	509	23,576

Amortization and impairment
Balance as at January 1, 2017	21,455	5,434	20,942	1,015	8,019	56,865
Amortization for the year	-	5,759	3,970	209	2,984	12,922
Disposals	-	-	-	25	-	25
Sale of subsidiaries*	-	(11,193)	(24,912)	(804)	(11,021)	(47,930)
Translation differences	-	-	-	-	53	53
Balance as at December 31, 2017	21,455	-	-	445	35	21,935

Carrying value
As at January 1, 2017	96,095	183,917	20,132	756	75,878	376,778
As at December 31, 2017	459	-	-	708	474	1,641

*	This amount includes impairment as a result of the sale of Colombian assets. The Group recorded the impairment in cost of sales of $10 million ($3 million in Others and $7 million in Goodwill).

Schedule of Carrying Amounts of Intangible Assets
The total carrying amounts of intangible assets with a finite useful life and with an indefinite useful life or not yet available for use

	As at December 31,
	2018	2017
	$ Thousands
Intangible assets with a finite useful life	971	1,182
Intangible assets with an indefinite useful life or not yet available for use	335	459
	1,306	1,641

Schedule of Goodwill from Cash Generating Units	Goodwill arises from the following Group entities in OPC (cash generating unit):
	As at December 31,
	2018	2017
	$ Thousands

OPC Rotem (former AIE)	425	459
	425	459